Investment Securities (Contractual maturities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Amortized Cost
Within one year	$ 2,474
After one year through five years	3,401
After five years through ten years	5,158
After ten years	18,661
Estimated Fair Value
Within one year	2,488
After one year through five years	3,652
After five years through ten years	5,572
After ten years	$ 22,768